Exhibit 99
Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,941,398,111.43	84,593		55.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$440,000,000.00	0.35%		June 15, 2016
Class A-2a Notes	$325,000,000.00	0.72%		March 15, 2018
Class A-2b Notes	$265,000,000.00	2.29269%	*	March 15, 2018
Class A-3 Notes	$587,800,000.00	1.16%		November 15, 2019
Class A-4 Notes	$132,590,000.00	1.58%		August 15, 2020
Class B Notes	$55,270,000.00	2.04%		October 15, 2020
Class C Notes	$36,850,000.00	2.21%		January 15, 2021
Class D Notes	$36,850,000.00	2.71%		November 15, 2021
Total	$1,879,360,000.00
		* One-month LIBOR + 0.23%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$828,013.43

Principal:
Principal Collections	$14,227,985.20
Prepayments in Full	$5,157,902.68
Liquidation Proceeds	$129,450.04
Recoveries	$112,477.80
Sub Total	$19,627,815.72
Collections	$20,455,829.15

Purchase Amounts:
Purchase Amounts Related to Principal	$404,009.70
Purchase Amounts Related to Interest	$1,492.73
Sub Total	$405,502.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$20,861,331.58

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	40
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$20,861,331.58
Servicing Fee	$231,157.00	$231,157.00	$0.00	$0.00	$20,630,174.58
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$20,630,174.58
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$20,630,174.58
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$20,630,174.58
Interest - Class A-3 Notes	$3,932.26	$3,932.26	$0.00	$0.00	$20,626,242.32
Interest - Class A-4 Notes	$174,576.83	$174,576.83	$0.00	$0.00	$20,451,665.49
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,451,665.49
Interest - Class B Notes	$93,959.00	$93,959.00	$0.00	$0.00	$20,357,706.49
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,357,706.49
Interest - Class C Notes	$67,865.42	$67,865.42	$0.00	$0.00	$20,289,841.07
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$20,289,841.07
Interest- Class D Notes	$83,219.58	$83,219.58	$0.00	$0.00	$20,206,621.49
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$20,206,621.49
Regular Principal Payment	$19,126,096.96	$19,126,096.96	$0.00	$0.00	$1,080,524.53
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,080,524.53
Residual Released to Depositor	$0.00	$1,080,524.53	$0.00	$0.00	$0.00
Total		$20,861,331.58

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$19,126,096.96
Total					$19,126,096.96
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$4,067,850.63	$6.92	$3,932.26	$0.01	$4,071,782.89	$6.93
Class A-4 Notes	$15,058,246.33	$113.57	$174,576.83	$1.32	$15,232,823.16	$114.89
Class B Notes	$0.00	$0.00	$93,959.00	$1.70	$93,959.00	$1.70
Class C Notes	$0.00	$0.00	$67,865.42	$1.84	$67,865.42	$1.84
Class D Notes	$0.00	$0.00	$83,219.58	$2.26	$83,219.58	$2.26
Total	$19,126,096.96	$10.18	$423,553.09	$0.23	$19,549,650.05	$10.41

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$4,067,850.63	0.0069205	$0.00	0.0000000
Class A-4 Notes	$132,590,000.00	1.0000000	$117,531,753.67	0.8864300
Class B Notes	$55,270,000.00	1.0000000	$55,270,000.00	1.0000000
Class C Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Class D Notes	$36,850,000.00	1.0000000	$36,850,000.00	1.0000000
Total	$265,627,850.63	0.1413395	$246,501,753.67	0.1311626

Pool Information
Weighted Average APR	3.528%	3.542%
Weighted Average Remaining Term	23.69	22.96
Number of Receivables Outstanding	29,771	28,734
Pool Balance	$277,388,401.32	$257,245,047.89
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$265,627,850.63	$246,501,753.67
Pool Factor	0.1428807	0.1325050

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$9,706,990.56
Targeted Credit Enhancement Amount	$9,706,990.56
Yield Supplement Overcollateralization Amount	$10,743,294.22
Targeted Overcollateralization Amount	$10,743,294.22
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$10,743,294.22

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$9,706,990.56
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$9,706,990.56
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$9,706,990.56

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		112	$224,005.81
(Recoveries)		204	$112,477.80
Net Loss for Current Collection Period			$111,528.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4825%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4737%
Second Prior Collection Period			0.5120%
Prior Collection Period			0.6676%
Current Collection Period			0.5007%
Four Month Average (Current and Prior Three Collection Periods)			0.5385%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,961	$17,319,858.55
(Cumulative Recoveries)			$3,063,814.01
Cumulative Net Loss for All Collection Periods			$14,256,044.54
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7343%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,905.53
Average Net Loss for Receivables that have experienced a Realized Loss			$2,391.55

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.96%	396	$5,043,170.37
61-90 Days Delinquent	0.15%	29	$385,064.63
91-120 Days Delinquent	0.04%	7	$98,935.48
Over 120 Days Delinquent	0.39%	64	$1,008,296.96
Total Delinquent Receivables	2.54%	496	6,535,467.44

Repossession Inventory:
Repossessed in the Current Collection Period		15	$202,711.38
Total Repossessed Inventory		18	$296,291.36

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3858%
Prior Collection Period			0.3863%
Current Collection Period			0.3480%
Three Month Average			0.3734%

Ford Credit Auto Owner Trust 2015-B
Monthly Investor Report

Collection Period	August 2018
Payment Date	9/17/2018
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Jason C. Behnke
Assistant Treasurer